Janus Henderson Developed World Bond Fund Average Annual Total Returns - Class A C S I N T Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended	267 Months Ended
		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Bond Index (Unhedged) (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.17%	(2.15%)	1.26%	2.62%
Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			6.80%	0.41%	3.15%	3.92%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.06%)	(3.32%)	0.61%	2.03%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		0.75%	(2.11%)	0.91%	2.17%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		1.30%	(2.12%)	1.90%	3.66%
Performance Inception Date		Sep. 30, 2003
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]		4.61%	(1.89%)	1.64%	3.10%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			6.12%	(1.41%)	2.20%	3.79%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			6.48%	(0.96%)	2.63%	4.05%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			6.56%	(0.95%)	2.66%	4.01%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			6.29%	(1.19%)	2.42%	3.90%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.